SHARE OPTIONS AND SHARE WARRANTS	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Options And Share Warrants [Abstract]
SHARE OPTIONS AND SHARE WARRANTS
10.	SHARE OPTIONS AND SHARE WARRANTS

Options

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ Ordinary shares from one (1) ADS representing four (4) ‘A’ Ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares.

Under the terms of the Company’s Employee Share Option Plans, options to purchase 59,014,672 ‘A’ Ordinary Shares (2,950,734 ADSs) were outstanding at June 30, 2024. Under these Plans, options are granted to officers, employees and consultants of the Group at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below. The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and	Weighted- average exercise price US$	Exercise price range US$
	warrants ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2023	44,814,672	0.47	0.19 –2.43
Granted	3,000,000	0.25	0.25 –0.25
Exercised	(880,000)	0.19	0.19 –0.19
Expired / Forfeited	(280,000)	2.43	2.43 –2.43

Outstanding at June 30, 2023	46,654,672	0.45	0.19 –1.74

Exercisable at June 30, 2023	16,961,339	0.29	0.19 –1.74

Outstanding January 1, 2024	46,914,672	0.39	0.12 –1.34
Granted	12,100,000	0.14	0.14 –0.14
Exercised	-	-	-
Expired / Forfeited	-	-	-

Outstanding at June 30, 2024	59,014,672	0.35	0.12 –1.34

Exercisable at June 30, 2024	24,029,255	0.58	0.12 –1.34

The total share-based payments charge for the six months ended June 30, 2024 was US$926,000 (six months ended June 30, 2023: US$2,339,000).

12,100,000 ‘A’ ordinary share options were granted during the period, of which 6,250,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time

Warrants

In connection with the acquisition of the Waveform assets and the Amendment of the Term Loan in January 2024, Perceptive received new warrants to purchase an additional 10,000,000 ‘A’ Ordinary shares and the Company agreed to price those additional warrants and reprice the existing warrants to purchase the 10,00,000 shares that were issued to Perceptive under the original term loan, with an exercise price of US$0.11 per ‘A’ Ordinary share.

Warrants to purchase 1,200,000 ‘A’ Ordinary shares have been issued to a consultant assisting with our CGM business. The exercise price is US$0.11 per ‘A’ Ordinary share. The warrants are exercisable, in whole or part, until the fifth anniversary of the issue date in January 2024.